Goodwill - Goodwill by Reportable Segment and in Total (Detail) - Summit Materials, LLC [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jul. 02, 2016	Jan. 02, 2016	Dec. 27, 2014
Goodwill [Line Items]
Beginning balance	$ 596,397	$ 419,270	$ 127,038
Acquisitions	158,020	185,777	295,902
Foreign currency translation adjustments	3,241	(8,650)	(3,670)
Ending balance	757,658	596,397	419,270
West Segment [Member]
Goodwill [Line Items]
Beginning balance	303,926	297,085	54,249
Acquisitions	24,922	15,491	246,506
Foreign currency translation adjustments	3,241	(8,650)	(3,670)
Ending balance	332,089	303,926	297,085
East Segment [Member]
Goodwill [Line Items]
Beginning balance	98,308	98,089	48,693
Acquisitions	127,795	219	49,396
Ending balance	226,103	98,308	98,089
Cement Segment [Member]
Goodwill [Line Items]
Beginning balance	$ 194,163	24,096	24,096
Acquisitions		170,067
Ending balance		$ 194,163	$ 24,096